Sectorial Charges Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sectorial charges due	R$ 46,488	R$ 198,386
Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	41,122	41,786
Global Reversal Reserve [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	5,366	8,834
Tariff Flags [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due		R$ 147,766